S000109944 [Member] Investment Risks - S000109944 [Member]	Oct. 28, 2026
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units, Fund shares may trade at a greater premium or discount between the market price and the NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs. Additionally, the Fund could possibly face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

Clearing Member Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Clearing Member Default Risk. Transactions in some types of derivatives, including the Fund’s use of exchange-listed option contracts, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the Options Clearing Corporation (the OCC), rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member.

Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk – Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund's losses could be significant and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Downside Protection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Downside Protection Risk. The Fund uses a “laddered” set of one-year put options approximately 25% of which expire approximately every three months. Each one-year put option is generally intended to expose the Fund to the first 2% decline in investor losses in the Options Portfolio Index (meaning the downside protection strategy is in-operative for the first 2% of losses) and to provide protection against the next 13% of losses, and then again to participate in losses thereafter in the Options Portfolio Index (meaning Fund investor losses in excess of 15%) over the applicable option period. There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against significant losses in the Equity Portfolio. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the Options Portfolio Index through the Options Portfolio. To the extent such differences occur, the Options Portfolio may be unsuccessful in providing the sought-after downside protection. Accordingly, investors could suffer losses, including their entire investment. The Fund seeks downside protection through the purchase of put option contracts. Because the Fund ladders its put option contracts, they will typically have different terms (including expiration dates), and reflect different effective protection levels (and, thus, provide varied returns). Further, because of the structure of these option contracts, the sought-after downside protection provided by any single put option contract will not be in-effect until the expiration date of the put option contract. The Fund ladders its put option contracts with staggered expiration dates, and because each put option contract’s targeted protection is realized only at its expiration, the aggregate level of downside protection at any point in time will reflect the combined effect of multiple option contracts at different stages of their respective options period – and may differ from the downside protection that would result from an Options Portfolio with a single expiration date. While the Fund’s put option contracts each seek to provide protection against losses as described in the Fund's Principal Investment Strategies, given market conditions at the time the option contracts are entered into, the sought-after downside protection may not always be achievable. When one tranche of the put option contracts “rolls” after its expiration, there is no guarantee that the market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after downside protection against losses in the Options Portfolio Index. The sought-after downside protection is provided before taking into account the Fund’s management fee, transaction costs and any other expenses incurred by the Fund. These expenses will reduce the level of protection experienced by investors. The Fund does not pursue a defined outcome strategy, and investors are not assured a specific buffer, or cushion, against loss. Instead, the Fund uses a laddered portfolio of put option contracts designed to protect the Fund’s portfolio from certain losses. No assurance can be given that the Fund’s use of put option contracts will be successful or provide any specific level of protection to the Fund or to any investor.

Equity Portfolio Index Correlation Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Portfolio Index Correlation/Tracking Error Risk. A number of factors may affect the Fund’s ability within its Equity Portfolio to achieve a high degree of correlation with the Equity Portfolio Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. In addition, the Fund bears management and other expenses and transaction costs in trading securities or other instruments, which the Equity Portfolio Index does not bear. The Fund, unlike the Equity Portfolio Index, is subject to regulatory requirements that can limit the Fund’s investments relative to what the Equity Portfolio Index can hold. Accordingly, the performance of the portion of the Fund seeking to track the performance of the Equity Portfolio will likely fail to match the performance of the Equity Portfolio Index, after taking expenses into account, as well as regulatory limitations. It is not possible to invest directly in an index.

Equity Portfolio Index Methodology and Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Portfolio Index Methodology and Provider Risk. A portion of the Fund’s portfolio seeks performance that corresponds to the performance of the Equity Portfolio Index. There is no guarantee or assurance that the Equity Portfolio Index will achieve high, or even positive, returns. The Equity Portfolio Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value or performance. In addition, the Fund may be subject to the risk of errors in Equity Portfolio Index computation, construction and reconstitution, despite any of the procedures designed to prevent such occurrences and due diligence conducted by the index provider. Errors may result in a negative performance impact to the Fund and its shareholders. The Equity Portfolio Index is owned and was developed by Columbia Management. Columbia
Management selected an affiliated index, rather than a third-party index, to serve as the Fund's Equity Portfolio Index. An affiliated index may not perform as well as a third-party index would have performed had one been selected instead. The cost of licensing any such third-party index would have been borne by Columbia Management and not the Fund.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies, particularly with respect to the derivatives portion of the Fund’s portfolio. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fund Shares Liquidity Risk. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. There is no guarantee that the Fund will be able to attract market makers and Authorized Participants. There is no obligation for market makers to make a market in the Fund’s shares or for Authorized Participants to submit purchase or redemption orders for creation units. Accordingly, if such parties determine not to perform their respective functions, this could, such as during times of market stress, in turn, lead to variances between the market price of the Fund’s shares and the underlying value of those shares and bid/ask spreads could widen. Trading in Fund shares on the Exchange also may be disrupted or even halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There also can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund’s shares will continue to be met or will remain unchanged.

Growth Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market values and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.

Hedging Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Hedging Correlation Risk. In implementing the Fund's options overlay strategy, the Investment Manager utilizes put and call option contracts on the Options Portfolio Index (and may also use option contracts on ETFs that seek to replicate the performance of the Options Portfolio Index), which is generally expected to have risk and return characteristics broadly similar to those of the Equity Portfolio. The Options Portfolio is intended to approximate the risk and return characteristics of the Options Portfolio Index (the S&P 500® Index), a broad-based index of U.S. large cap stocks. However, the Options Portfolio is not identical to the Equity Portfolio, which seeks to track the Beta Advantage® Research Enhanced U.S. Equity Index, an index affiliated with the Investment Manager that uses a rules-based framework to select U.S. large- and mid-cap stocks whose constituents and weightings may bear little or no relation to those of the S&P 500® Index. Because the Options Portfolio is linked to the S&P 500® Index rather than to the Equity Portfolio itself, the Fund does not directly hedge the Equity Portfolio. As a result, the effectiveness of the downside protection strategy will depend in large part on the degree to which the performance of the Equity Portfolio corresponds with the performance of the Options Portfolio Index. The Equity Portfolio does not seek to track the Options Portfolio Index, but rather the Equity Portfolio Index. Although both the Options Portfolio Index and the Equity Portfolio Index are comprised of U.S. large capitalization stocks, the Equity Portfolio Index also includes mid-cap stocks, thus they do not have the same investment exposures and could have different performance results. As such, correspondence of performance between the Fund’s Equity Portfolio and its Options Portfolio cannot be guaranteed. Accordingly, to the extent the performance of the Equity Portfolio diverges from that of the Options Portfolio Index, the Fund may not achieve the intended level of downside protection, and the downside protection strategy may fail entirely.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and/or wider bid/ask spreads than those experienced by other ETFs.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
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Mid-Cap Stock Risk. Investments in mid-capitalization companies (mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and may be less liquid than the securities of larger companies.

Market Price Relative to NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Price Relative to NAV Risk. Shares of the Fund may trade at prices that vary from Fund NAV. Shares of the Fund are listed for trading on the Exchange and are bought and sold in the secondary market at market prices that may differ, in some cases significantly, from their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in response to changes in NAV, as well as the relative supply of, and demand for, Fund shares on the Exchange. Fund shares may trade at a greater premium or discount between the market price and the NAV of the Fund's shares and/or wider bid/ask spreads than those experienced by other ETFs. The Investment Manager cannot predict whether Fund shares will trade below, at or above their NAV. Price differences may result because of, among other factors, supply and demand forces in the secondary trading market for Fund shares. It is expected that these forces generally will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings. In this regard, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Different investment strategies or techniques, including those intended to be defensive in nature, including, as examples, stop loss orders to sell an ETF’s shares in the secondary market during negative market events or conditions, such as a “flash crash” or other market disruptions, may not work as intended and may produce significant losses to investors. Investors should consult their financial intermediary prior to using any such investment strategies or techniques, or before investing in the Fund.

Market Underperformance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Underperformance Risk. The Fund’s investment strategy may cause the Fund to underperform the Equity Portfolio Index and/or similarly situated funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the Equity Portfolio Index and the impact of the Fund’s sold call options in rapidly appreciating market environments.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is a newly formed ETF. Accordingly, investors in the Fund bear the risk that the Fund may not be successful, which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable to shareholders. Such a liquidation could have negative tax consequences for shareholders.

Options Portfolio Downside Protection Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Options Portfolio Downside Protection Strategy Risk. The Fund uses options strategies on the Options Portfolio Index in an effort to provide downside protection. There is no guarantee that the Fund will be successful in implementing its strategy and an investor may experience significant losses, including the loss of its entire investment. In a market environment where the Options Portfolio Index is generally appreciating, the Fund will typically underperform the Options Portfolio Index. To help finance the cost of the put option contracts that provide the sought-after downside protection, the Fund sells call option contracts that reference the Options Portfolio Index, which will negatively impact the Fund’s performance in a market environment where the Options Portfolio Index appreciates. Portfolio management investment decisions may cause the Fund to underperform. Additionally, the Fund uses an equity strategy that seeks the investment returns of the Equity Portfolio Index. To the extent that the returns of the Equity Portfolio do not align with the price returns of the Options Portfolio Index, the Fund may not be successful in implementing the sought-after protection through the Options Portfolio. See Hedging Correlation Risk. The put option contracts held by the Fund, which are intended to provide the sought-after protection, will be exercisable at the strike price only on their expiration date. The value of the option contracts prior to the expiration date may vary due to factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include changes in interest rate and implied volatility levels of underlying reference assets of the option contracts, among others.

Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Passive Investment Risk. A portion of the Fund’s portfolio is not actively managed and may be affected by a general decline in market segments related to the Equity Portfolio Index’s investment exposures. Within the passively managed portion of the Fund's portfolio, the Fund invests in securities or instruments included in, or believed by the portfolio managers to be representative of, the Equity Portfolio Index regardless of their investment merits. The passively managed portion of the Fund's portfolio does not seek temporary defensive positions when markets decline or appear overvalued.

Quantitative Models Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Quantitative Models Risk. Quantitative models used by the Equity Portfolio Index may not be effective in selecting the most favorable securities for inclusion in the Equity Portfolio Index and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.

Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Secondary Market Trading Risk. Investors buying or selling Fund shares will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares.

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector. The Equity Portfolio Index, as developed by the Investment Manager, has no sector constraints.
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Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Code. These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Upside Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Upside Participation Risk. There can be no guarantee that the Fund will produce upside returns that correlate to increases of the Equity Portfolio Index over time. Because the Fund uses an investment strategy in the implementation of the Equity Portfolio, the Fund may weight securities differently than the Equity Portfolio Index, which may cause the Fund to underperform the Equity Portfolio Index. Additionally, in return for a premium received, the Fund’s sold call option contracts limit the Fund’s participation in gains above the strike price of each sold call option contract, which could have a negative impact on the Fund’s performance relative to the Options Portfolio Index in a market environment where the Options Portfolio Index appreciates beyond the strike price of the sold call option contracts. While the Fund uses short-dated call option contracts to minimize the likelihood of this occurrence, the success of this strategy is not guaranteed.
Over time, the cumulative effect of the Fund’s put/call options strategy (and the downside protection strategy, in general) may cause the Fund to significantly underperform the Equity Portfolio Index, the Options Portfolio Index and similarly situated funds that do not employ a downside protection/hedging overlay, particularly in sustained rising market environments. Thus, Fund investors in these rising market environments could forgo significant gains that would otherwise be achieved by traditional long-only funds.

Value Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Early Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Early/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell these securities.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and/or wider bid/ask spreads than those experienced by other ETFs.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. Due to its active management of its portfolio, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. This experience takes into account that the Fund and these traditional long-only equity strategies both bear management fees and other expenses. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.